Property, plant and equipment - Right-of-use assets (Details) - Right-of-use assets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,495	$ 5,119
Properties leased for own use, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,491	5,101
Office equipment, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4	$ 18